Annual Total Returns (Vanguard Strategic Equity Fund - Investor Shares Retail) (Vanguard Strategic Equity Fund, Vanguard Strategic Equity Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Annual Total Return
2013	41.54%
2012	18.90%
2011	1.17%
2010	21.38%
2009	32.06%
2008	(41.51%)
2007	(1.84%)
2006	13.43%
2005	9.97%
2004	20.49%